Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 815,058	$ 326,730
Prepaid expenses	25,170	4,196
Total current assets	840,228	330,926
Total assets	840,228	330,926	0
Current liabilities:
Accounts payable and accrued liabilities	800	800	2,144
Total current liabilities	800	800	2,144
Notes payable		2,687	800
Total long term liabilities		2,687	800
Total liabilities	800	3,487	2,944
Stockholders' equity
Common stock, par value $0.00001 per share, 495,000,000 common shares authorized, 5,000,000 preferred shares authorized; 9,948,077, 8,591,577 and 624,910 shares issued and outstanding at June 30, 2018, December 31, 2017 and December 31, 2016 respectively.	99	86	6
Accumulated other comprehensive income	(3,794)	3,353
Non-controlling interest	(15,187)
Additional paid in capital	1,261,051	447,164	34,244
Accumulated deficit	(402,741)	(123,164)	(37,194)
Total stockholders' equity	839,428	327,439	(2,944)
Total liabilities and stockholders' equity	$ 840,228	$ 330,926	$ 0